Patent Finance Obligation - Current and Long-Term Portions of Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Gross	$ 23,722	$ 29,277
Unamortized Discount	(575)	(1,297)
Net Carrying Amount	23,147	27,980
Current portion	(10,372)	(8,085)
Long term portion of obligation	12,775	19,895
Patent Rights Finance Obligation, Due June 18, 2023 [Member]
Debt Instrument [Line Items]
Gross	14,000	14,000
Unamortized Discount	(185)	(364)
Net Carrying Amount	13,815	13,636
Current portion	(5,129)
Long term portion of obligation	8,685
Patent Finance Obligation, Due August 18, 2018 [Member]
Debt Instrument [Line Items]
Gross	9,722	15,277
Unamortized Discount	(390)	(933)
Net Carrying Amount	9,332	$ 14,344
Current portion	(5,243)
Long term portion of obligation	$ 4,090